Other non-current assets - Additional Information (Details) € in Millions, $ in Millions		1 Months Ended		12 Months Ended
	May 29, 2020 EUR (€) shares	Oct. 31, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) shares		Aug. 31, 2022 EUR (€)	Sep. 14, 2021	Jun. 23, 2020
Disclosure Of Other Non Current Assets [Line Items]
Proceeds from sales of investments accounted for using equity method				€ 0	€ 0	€ 10,370	[1]
Pre-tax impact on other comprehensive income				€ 39
Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Increase in contingent consideration				1.00%
Level 1
Disclosure Of Other Non Current Assets [Line Items]
Total financial assets measured at fair value				€ 10,765	6,449	10,022
Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Debt instruments at fair value through other comprehensive income				329
Senior bond
Disclosure Of Other Non Current Assets [Line Items]
Financial assets held for investments					447	426
Financial instruments held to fund deferred compensation plan
Disclosure Of Other Non Current Assets [Line Items]
Financial investments				512	549	453
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income				936	823	588
Trading equity securities | Level 1
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income				387	396	439
Unquoted equity investments
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI				549	427	149
Gain on disposal		€ 175
Unquoted equity investments | Onduo
Disclosure Of Other Non Current Assets [Line Items]
Proportion of ownership interests held by non-controlling interests		19.00%
Unquoted equity investments | Level 1
Disclosure Of Other Non Current Assets [Line Items]
Total financial assets measured at fair value				0	0	0
Unquoted equity investments | Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Exchange for financial assets held to meet obligations to employees under post-employment benefit plans				104
Quoted equity securities
Disclosure Of Other Non Current Assets [Line Items]
Unrealized after-tax losses				(256)	(322)	200
SPMSD contingent consideration asset
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration				303	378	483
Non current asset | Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration				196	275	374
Unquoted debt securities not meeting the definition of equity instruments
Disclosure Of Other Non Current Assets [Line Items]
Total financial assets measured at fair value				115	78	63
Unquoted debt securities not meeting the definition of equity instruments | Level 1
Disclosure Of Other Non Current Assets [Line Items]
Total financial assets measured at fair value				0	€ 0	0
Increase of ten percent basis point in market interest rate | Debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax				1
Increase of ten percent basis point in market interest rate | Quoted debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax				1
Translate Bio
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI, ownership percentage										5.00%
Translate Bio
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through OCI, ownership percentage					8.00%				5.00%
Investments in equity instruments designated at fair value through OCI					€ 74
Regeneron
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income	€ 221					€ 111
Proceeds from sales of investments accounted for using equity method | $			$ 174
Sale of stock, number of shares issued in transaction (in shares) | shares	22,800,000
Non-current financial assets, number of shares (in shares) | shares	400,000					279,766,000,000
Innovent Biologics
Disclosure Of Other Non Current Assets [Line Items]
Investments in equity instruments designated at fair value through other comprehensive income, transaction amount				€ 228				€ 250
Associates | Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income						€ 357

[1]	(j) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.